CONTINGENT LIABILITIES AND COMMITMENTS (Narrative) (Details) € in Thousands, ₪ in Thousands, $ in Thousands		1 Months Ended			12 Months Ended
	Sep. 02, 2013 USD ($) shares	Dec. 27, 2017	Jul. 19, 2017 USD ($)	Nov. 24, 2010 USD ($)	Dec. 31, 2017 USD ($) ft² Vehicles	Dec. 31, 2017 EUR (€) ft² Vehicles	Dec. 31, 2017 ILS (₪) ft² Vehicles	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Nov. 12, 2017 USD ($)	Sep. 15, 2014 USD ($)	Jan. 15, 2013 USD ($)
Disclosure of finance lease and operating lease by lessee [line items]
Royalty payments					$ (81)			$ (46)
One-time payment to purchase patents					$ 30			30	$ 30
Claim amount filed by shareholders of Polyheal										$ 6,750	$ 1,475	$ 1,500
Percentage of agreement to purchase Polyheal's shares		7.50%
Subleases, area | ft²					1,860	1,860	1,860
Subleases, monthly rent					$ 18
Subleases, expiration date					October 2022	October 2022	October 2022
Number of vehicles in operating lease arrangements | Vehicles					18	18	18
Period of vehicles operating lease arrangements					three years	three years	three years
Deposit in vehicles operating leases					$ 46
Contingent consideration for the purchase of shares					14,381			14,533
Revaluation of contingent consideration for the purchase of shares								1,621	764
Provision for shares purchase price accrued interest					7,500
NexoBrid [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Funding amount			$ 56,000
Procurement amount			16,000
Additional funding amount			10,000
Additional procurement amount			$ 50,000
BARDA [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Funding amount					14,931
NIS [member]
Disclosure of finance lease and operating lease by lessee [line items]
Subleases, monthly rent | ₪							₪ 71,000
Patents [Member]
Disclosure of finance lease and operating lease by lessee [line items]
One-time payment to purchase patents					30			30	30
Third party [Member] | Patents and intellectual property [Member]
Disclosure of finance lease and operating lease by lessee [line items]
License costs					$ 950
Percentage of royalties to pay for future revenues from sales of products					1.5% to 2.5%	1.5% to 2.5%	1.5% to 2.5%
Period of royalties to pay for future revenues from sales of products					10 to 15 years	10 to 15 years	10 to 15 years
One-time lump-sum amount					$ 1,500
Aggregate revenues					100,000
Royalty payments					$ 48			$ 57	$ 11
Third party [Member] | Patents and intellectual property [Member] | Sub-licensing of patents [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Percentage of royalties to pay for future revenues from sales of products					10% - 20%	10% - 20%	10% - 20%
R&D Law [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Percentage of royalties to pay for future revenues from sales of products					3%	3%	3%
Royalty payments					$ 13,356
Maximum aggregate royalties paid in percentage					100.00%	100.00%	100.00%
Interest rate					12-month LIBOR	12-month LIBOR	12-month LIBOR
Shareholder [Member] | Patents [Member]
Disclosure of finance lease and operating lease by lessee [line items]
One-time payment to purchase patents				$ 88
Fixed payments to purchase patents annual				$ 30
Expiration period of patents				May 2018
Outstanding obligation					$ 13
Teva [Member] | Ordinary shares [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Number of shares repurchased | shares	755,492
Percentage of future royalty payments	20.00%
NexoBrid [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Revenues from sale or license	$ 30,600
Polyheal [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Revenues from sale or license	$ 10,800
Amount of plaintiffs conderation					1,497
Legal expense					116
Subsidiary [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Subleases, monthly rent					$ 3
Subleases, expiration date					April 30, 2019	April 30, 2019	April 30, 2019
Subsidiary [Member] | EUR [member]
Disclosure of finance lease and operating lease by lessee [line items]
Subleases, monthly rent | €						€ 2,800